Average Annual Total Returns - LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	1.95%	5.67%	6.19%	1.70%	5.41%	5.93%	4.96%	9.73%	10.49%